CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Proceeds from bridge loan	$ 400.0	$ 0.0	$ 0.0
Repayments of Senior Debt	(500.0)	0.0	0.0
Payments on bridge loan	(400.0)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	438.0	512.6	575.4
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	457.8	245.5	230.1
Stock compensation	102.1	45.7	37.3
Loss (gain) on sale of assets	4.6	(12.5)	(3.9)
Accrued interest on zero-coupon subordinated notes	2.0	2.0	2.3
Cumulative earnings less than (in excess of) distributions from equity method investments	0.1	(5.8)	(4.2)
Asset Impairment Charges	39.7	0.0	0.0
Deferred income taxes	(33.4)	27.7	56.2
Change in assets and liabilities (net of effects of acquisitions):
Increase in accounts receivable (net)	(71.8)	(31.1)	(67.5)
Increase (Decrease) in Unbilled Receivables	(16.9)	0.0	0.0
Increase in inventories	(0.2)	(0.3)	(15.3)
Decrease (increase) in prepaid expenses and other	62.3	(12.9)	(32.3)
Increase (decrease) in accounts payable	30.7	(21.2)	60.8
Increase (Decrease) in Deferred Revenue	5.4	0.0	0.0
Increase (Decrease) in Accrued Liabilities and Other Operating Liabilities	(38.0)	(10.7)	(20.2)
Net cash provided by operating activities	982.4	739.0	818.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(255.8)	(203.5)	(202.2)
Proceeds from sale of assets	0.6	1.4	1.1
Proceeds from Sale of Equity Method Investments	8.0	31.6	7.5
Acquisition of licensing technology	0.0	0.0	0.0
Investments in equity affiliates	(11.7)	(20.2)	(6.5)
Acquisition of businesses, net of cash acquired	(3,736.0)	(159.4)	(159.5)
Net cash used for investing activities	(3,994.9)	(350.1)	(359.6)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Senior Notes offerings	2,900.0	0.0	700.0
Proceeds from Issuance of Other Long-term Debt	1,000.0	0.0	0.0
Line of Credit Facility Payment	(285.0)	0.0	0.0
Proceeds from revolving credit facilities	60.0	0.0	412.0
Payments on revolving credit facilities	(60.0)	0.0	(412.0)
Payments on zero-coupon subordinated notes	(1.3)	(18.9)	(21.5)
Payments on long-term debt	0.0	0.0	(350.0)
Payment of debt issuance costs	(36.7)	(24.1)	(9.3)
Repayments of Long-term Capital Lease Obligations	(4.3)	(1.4)	(0.4)
Noncontrolling interest distributions	0.0	(1.2)	(0.9)
Excess tax benefits from stock based compensation	13.1	5.9	11.0
Net proceeds from issuance of stock to employees	98.9	114.8	174.0
Purchase of common stock	0.0	(269.0)	(1,015.6)
Net cash used for financing activities	3,184.6	(200.6)	(518.3)
Deferred payments on acquisitions	(0.1)	(6.7)	(5.6)
Effect of exchange rate changes on cash and cash equivalents	(35.7)	(12.3)	(3.6)
Net increase (decrease) in cash and cash equivalents	136.4	176.0	(62.8)
Cash and cash equivalents at beginning of year	580.0	404.0	466.8
Cash and cash equivalents at end of year	$ 716.4	$ 580.0	$ 404.0